INVESTMENT AT COST AND NOTES RECEIVABLE	9 Months Ended
Sep. 30, 2017
Investment At Cost And Notes Receivable
INVESTMENT AT COST AND NOTES RECEIVABLE

On February 6, 2017, prior to the Brekford Merger, the Company entered into a Contribution and Unit Purchase Agreement (the “CUP Agreement”) with LB&B Associates Inc. (the “LB&B”) and Global Public Safety, LLC (“GPS”).

The closing for the transaction set forth in the CUP Agreement occurred on February 28, 2017 (the “GPS Closing”) and on such date the Company contributed substantially all of the assets and certain liabilities related to its vehicle services business to GPS. On the GPS Closing, the Company sold units representing 80.1% of the units of GPS to the LB&B for $6,048,394, after certain purchase price adjustments of prepaid expenses and unbilled customer deposits. $4,048,394 was paid in cash, including a $250,000 deposit that was paid on February 6, 2017, and $2,000,000 was paid by LB&B issuing the Company a promissory note receivable (the “GPS Promissory Note”). After the GPS Closing, the Company continues to own 19.9% of the units of GPS after the transaction. The Company is accounting for this as an investment at cost.

The GPS Promissory Note is subordinated to the LB&B’s senior lender and accrues interest at a rate of 3% per annum. The maturity date of the GPS Promissory Note is March 31, 2022. The GPS Promissory Note is to be repaid as follows: (a) $75,000 plus all accrued interest on each of September 30, 2017; December 31, 2017; March 31, 2018, June 30, 2018 and September 30, 2018 (or, in the event any such date is not a business day, the first business day after such date), (b) $100,000 plus all accrued interest on each of December 31, 2018; March 31, 2019; June 30, 2019 and September 30, 2019 (or, in the event any such date is not a business day, the first business day after such date) (c) $125,000 plus all accrued interest on each of December 31, 2019; March 31, 2020; June 30, 2020; September 30, 2020, December 31, 2020; March 31, 2021, June 31, 2021; September 30, 2021; and December 31, 2021 (or, in the event any such date is not a business day, the first business day after such date), and (d) $100,000 on March 31, 2022. The GPS Promissory Note is secured pursuant to the terms of a Pledge Agreement (the “LB&B Pledge Agreement”) between the Company and LB&B. Pursuant to the LB&B Pledge Agreement LB&B, granted the Company a continuing second priority lien and security interest in the LB&B’s units of GPS subject to liens of the LB&B’s senior lender. The current portion of notes receivable was $300,000 and zero as of September 30, 2017 and December 31, 2016. The long-term portion of the notes receivable was $1,649,000 and zero as of September 30, 2017 and December 31, 2016.